Investments in Non-Marketable Equity Securities	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
Note 10.	Investments in Non-Marketable Equity Securities

Following is a summary of such investments which are accounted for using the cost method as of December 31, 2016 and 2017:

	December 31,
	2016	2017

	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$488	356
Chi Lin Technology Co., Ltd.	432	406
C Company	8,962	-
TIEF Fund, L. P.	1,600	1,600
eTurboTouch Technology Inc.	477	477
Shinyoptics Corp.	283	283
	$12,242	3,122

Chi Lin Optoelectronics Co., Ltd. reduced its capital and returned $137 thousand and $132 thousand to the Company in December 2016 and September 2017, respectively. Chi Lin Technology Co., Ltd. reduced its capital and returned $26 thousand to the Company in December 2017, which is booked as “Prepaid expenses and other current assets”. Jetronics International Corp. reduced its capital and returned $431 thousand to the Company in June 2016. Jetronics International Corp. was liquidated in September 2016.

The Company sold the investments in L Company in May 2014 for total proceeds of $16,425 thousand, of which $14,743 thousand received in May 2014 and $1,682 thousand received in May 2015. The Company recognized gain on sale of securities of $1,682 thousand for the year ended December 31, 2015, which is included in “Gains (losses) on sale of securities, net”.

The Company sold the investments in C Company in December 2017 for proceeds of $32,000 thousand, of which $10,000 thousand received in December 2017 and the balance of $22,000 thousand is booked as “Prepaid expenses and other current assets”. The Company recognized a gain on sale of securities of $23,038 thousand and withholding tax of $2,304 thousand for the year ended December 31, 2017, which is included in “Gains on sale of securities, net” and “Income taxes payable”, respectively. The Company received the balance of $22,000 thousand before the end of January 2018.

As of December 31, 2016 and 2017, except for the above impaired investments, the fair values of the Company’s investments in non-marketable equity securities were not estimated because management did not identify events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying values of these investments, and it was not practicable for management to estimate the fair values of these investments due to the lack of quoted market price and the inability to estimate the fair value without incurring excessive costs.